Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	May 18, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate											2.50%	2.50%
Corporate debt			$ 1,056,145		$ 1,023,071						$ 5,600	€ 5.0
Amount drawn			$ 47,593	$ 4,048
Maturity date			December 4, 2025
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt			$ 4		8,204
Amount drawn					8,200
Maturity date			July 1, 2023
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																								$ 11,200	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																								0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount			$ 450,000																$ 425,000				$ 215,000
Corporate debt			34,218
Amount drawn			35,000
Credit facility amount available			$ 393,500		440,000
Revolving Credit Facility [Member] | Maturity December 31, 2024 [Member]
Corporate debt [Abstract]
Maturity date			December 31, 2024
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount			$ 100,000
Amount drawn			$ 21,500		10,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate		4.24%																				4.24%
Credit facility amount		$ 299,000																				€ 268.0
Maturity date			April 30, 2025
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period		3 months
Adjustment to interest rate		4.50%																				4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt			$ 30,887		24,422
Short term notes issued amount			$ 30,900			€ 27.7			$ 24,000	€ 21.5										$ 56,000	€ 50.0
Term of short term notes			2 years
Percentage average cost of issued short term notes			0.35%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																	$ 324,000	€ 290.0
Corporate debt			$ 321,460		327,440
Adjustment to interest rate																	1.96%	1.96%
Maturity date			June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate															5.25%	5.25%
Credit facility amount															$ 156,000	€ 140.0
Corporate debt			$ 153,061		155,814
Maturity period			7 years
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate														4.00%
Corporate debt			$ 105,894		106,410
Maturity date			July 15, 2025
Principal amount of notes issued													$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares														29.1070
Principal amount of notes for exchange rate														$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares														$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement														$ 10,000
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate	1.90%						1.90%
Corporate debt	$ 5,600						€ 5.0
Maturity date	January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount								$ 400,000
Fixed interest rate								4.125%
Corporate debt			$ 399,469		$ 395,118
Maturity date			May 15, 2028